UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07108

                   ALLIANCE WORLD DOLLAR GOVERNMENT FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Alliance World Dollar Government Fund
Portfolio of Investments
July 31, 2006 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)      U.S. $ Value
                                                       ---------   -------------
SOVEREIGN DEBT OBLIGATIONS - 94.5%
Argentina - 5.6%
Republic of Argentina
      4.889%, 8/03/12(a)                            US$    5,097    $  4,726,421
      7.00%, 3/28/11                                        390         370,966
      8.28%, 12/31/33                                     2,208       2,070,015
                                                                   ------------
                                                                      7,167,402
                                                                   ------------
Brazil - 14.9%
Federal Republic of Brazil
      7.125%, 1/20/37(b)                                  3,768       3,720,900
      8.00%, 1/15/18                                        873         945,023
      8.25%, 1/20/34                                      3,879       4,309,569
      8.875%, 10/14/19 - 4/15/24                          1,568       1,815,432
      11.00%, 8/17/40(b)                                  6,477       8,306,752
                                                                   ------------
                                                                     19,097,676
                                                                   ------------
Bulgaria - 0.4%
Republic of Bulgaria
      8.25%, 1/15/15(c)                                     425         488,750
                                                                   ------------
Colombia - 2.3%
Republic of Colombia
      10.75%, 1/15/13                                       376         448,944
      11.75%, 2/25/20                                     1,863       2,547,652
                                                                   ------------
                                                                      2,996,596
                                                                   ------------
Costa Rica - 0.4%
Republic of Costa Rica
      8.05%, 1/31/13(c)                                     258         274,125
      8.11%, 2/01/12(c)                                     239         253,937
                                                                   ------------
                                                                        528,062
                                                                   ------------
Dominican Republic - 0.2%
Dominican Republic
      9.50%, 9/27/11(c)                                     261         282,085
                                                                   ------------
Ecuador - 2.2%
Republic of Ecuador
      9.00% 8/15/30(c)(d)                                 2,452       1,089,450
      9.375%, 12/15/15(c)                                   393         410,685
                                                                   ------------
                                                                      2,893,335
                                                                   ------------
El Salvador - 1.0%
El Salvador Government International Bond
      8.50%, 7/25/11(c)                                     425         463,463
Republic of El Salvador
      7.625%, 9/21/34(c)                                    352         373,120
      7.65%, 6/15/35(c)                                     413         417,130
                                                                   ------------
                                                                      1,253,713
                                                                   ------------
Indonesia - 1.8%
Republic of Indonesia
      6.75%, 3/10/14(c)                                   1,150       1,144,250
      6.875%, 3/09/17(c)                                    539         536,305
      7.25%, 4/20/15(c)                                     307         313,601
      8.50%, 10/12/35(c)                                    270         305,262
                                                                   ------------
                                                                      2,299,418
                                                                   ------------
Jamaica - 0.6%
Government of Jamaica
      10.625%, 6/20/17                                      656         731,440
                                                                   ------------

Lebanon - 1.1%
Lebanese Republic
      7.875%, 5/20/11(c)                                    330         308,550
      10.125%, 8/06/08(c)                                   979         979,000
      11.625%, 5/11/16(c)                                   148         165,760
                                                                   ------------
                                                                      1,453,310
                                                                   ------------
Malaysia - 0.5%
Malaysia
      7.50%, 7/15/11                                        550         591,983
                                                                   ------------
Mexico - 15.4%
United Mexican States
      Series A
      6.375%, 1/16/13                                       555         570,540
      6.75%, 9/27/34                                        715         728,228
      7.50%, 1/14/12                                      1,075       1,159,387
      Class A
      8.00%, 9/24/22                                      5,594       6,469,461
      8.125%, 12/30/19                                    4,720       5,503,520
      Class A
      9.875%, 2/01/10                                     2,687       3,036,310
      11.375%, 9/15/16                                    1,607       2,249,800
                                                                   ------------
                                                                     19,717,246
                                                                   ------------
Morocco - 0.3%
Kingdom of Morocco Loan Participation
   FRN Series A
      5.687%, 1/01/09                                       370         366,050
                                                                   ------------
Nigeria - 1.8%
Central Bank of Nigeria
      6.25% 11/15/20(d)                                   2,250       2,258,550
                                                                   ------------
Panama - 3.1%
Republic of Panama
      6.70%, 1/26/36                                        581         550,498
      7.125%, 1/29/26                                       788         788,788
      7.25%, 3/15/15                                        325         335,887
      8.875%, 9/30/27                                       948       1,121,010
      9.375%, 7/23/12 - 4/01/29                             614         730,398
      9.625%, 2/08/11                                       375         421,875
                                                                   ------------
                                                                      3,948,456
                                                                   ------------
Peru - 3.0%
Republic of Peru
      7.35%, 7/21/25(b)                                   1,176       1,199,520
      8.375%, 5/03/16                                       608         668,800
      8.75%, 11/21/33                                     1,252       1,446,060
      9.875%, 2/06/15                                       431         516,123
                                                                   ------------
                                                                      3,830,503
                                                                   ------------
Philippines - 5.7%
Republic of Philippines
   7.75%, 1/14/31(b)                                        749         750,873
   8.00%, 1/15/16                                           138         147,053
   8.25%, 1/15/14                                         1,044       1,117,080
   8.875%, 3/17/15(b)                                     2,535       2,811,315
   9.50%, 2/02/30                                           283         334,647
   9.875%, 1/15/19                                        1,025       1,217,187
   10.625%, 3/16/25(b)                                      756         968,814
                                                                   ------------
                                                                      7,346,969
                                                                   ------------
Russia - 19.3%
Russian Federation
      5.00%  3/31/30(c)(d)                                7,743       8,432,127
      11.00%, 7/24/18(c)                                  3,170       4,447,510
Russian Ministry of Finance
      Series V
      3.00%, 5/14/08                                     11,505      10,929,750
      Series VII
      3.00%, 5/14/11                                      1,080         947,700
                                                                   ------------
                                                                     24,757,087
                                                                   ------------

Turkey - 4.8%
Republic of Turkey
      6.875%, 3/17/36                                     1,502       1,348,045
      7.00%, 6/05/20                                      2,550       2,422,500
      7.375%, 2/05/25                                       597         585,060
      8.00%, 2/14/34                                        140         143,150
      11.00%, 1/14/13                                     1,040       1,224,600
      11.875%, 1/15/30(b)                                   328         476,912
                                                                   ------------
                                                                      6,200,267
                                                                   ------------
Ukraine - 1.2%
Government of Ukraine
      7.65%, 6/11/13(c)                                     525         540,750
      7.875%, 3/04/11(c)                                    482         479,590
      11.00%, 3/15/07(c)                                    518         525,318
                                                                   ------------
                                                                      1,545,658
                                                                   ------------
Uruguay - 1.6%
Republic of Uruguay
      6.875%, 1/15/33(e)                                    612         594,996
      7.50%, 3/15/15                                        124         126,046
      8.00%, 11/18/22                                       518         519,295
      9.25%, 5/17/17                                        690         770,385
                                                                   ------------
                                                                      2,010,722
                                                                   ------------
Venezuela - 7.3%
Republic of Venezuela
      5.75%, 2/26/16                                        474         433,253
      6.511%, 4/20/11(a)(c)                                 440         441,100
      7.00%, 12/01/18(c)                                    473         471,344
      8.50%, 10/08/14                                       718         786,210
      9.25%, 9/15/27(b)                                   1,571       1,940,185
      9.375%, 1/13/34                                       130         160,550
      10.75%, 9/19/13                                     3,485       4,227,305
      13.625%, 8/15/18                                      583         862,840
                                                                   ------------
                                                                      9,322,787
                                                                   ------------
Total Sovereign Debt Obligations
   (cost $114,441,558)                                              121,088,065
                                                                   ------------
                                                          Shares
                                                         -------
WARRANTS - 0.2%
Central Bank of Nigeria, expiring
   11/15/20(f)                                            1,250         187,500
                                                                   ------------
Republic of Venezuela, expiring 4/15/20(f)               20,599              --
                                                                   ------------
Total Warrants
   (cost $0)                                                            187,500
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)
                                                       ---------
SHORT TERM INVESTMENTS - 19.3%
Time Deposit - 19.3%
Society Generale
   5.29%, 8/01/06
   (cost $24,700,000)                                    24,700      24,700,000
Total Investments - 114.0%
   (cost $139,141,558)                                              145,975,565
Other assets less liabilities - (14.0)%                             (17,886,849)
                                                                   ------------
Net Assets - 100.0%                                                $128,088,716
                                                                   ------------

CREDIT DEFAULT SWAP CONTRACTS

                            Notional                              Unrealized
Swap Counterparty &          Amount    Interest   Termination    Appreciation/
Referenced Obligation         (000)      Rate         Date      (Depreciation)
-------------------------   --------   --------   -----------   --------------
Buy Contracts:
Citigroup Global
   Markets, Inc.
   (Republic of Columbia
   8.375% 2/15/27)           $  550      3.02%       1/20/10       $(35,585)
JP Morgan Securities,
   Inc. (Federal Republic
   of Hungary 4.75%
   2/3/15)                   $1,490      0.30%      10/20/15       $ 31,635
Citigroup Global
   Markets, Inc.
   (Republic of Hungary
   4.50% 2/6/13)                350      0.50       11/26/13            267
Sale Contracts:
Morgan Stanley
   (Federal Republic of
   Brazil 10.125%
   5/15/27)                     800      17.75       2/13/08        273,154
Citigroup Global
   Markets, Inc. (Federal
   Republic of Brazil
   12.25% 3/6/30)             2,583       1.98       4/20/07         46,740
Morgan Stanley
   (Federal Republic of
   Brazil 12.25%
   3/6/30)                      680       3.80       8/20/06         12,951
Deutsche Bank AG
   London (Federal
   Republic of Brazil
   12.25% 3/6/30)             2,583       1.90       4/20/07         44,681
Citigroup Global
   Markets, Inc. (Federal
   Republic of Brazil
   12.25% 3/6/30)             2,540       3.09       8/20/10        213,663
Credit Suisse Markets,
   Inc. (Federal Republic
   of Brazil 12.25%
   3/6/30)                      775       6.90       6/20/07         51,251
Citigroup Global
   Markets, Inc.
   (Republic of Columbia
   8.375% 2/15/27)            1,150       1.13       1/20/07          5,247
Citigroup Global
   Markets, Inc.
   (Republic of
   Philippines 10.625%
   3/16/25)                     520       4.95       3/20/09         52,058
Credit Suisse First
   Boston (Federal
   Republic of
   Venezuela 9.25%
   9/15/27)                     950       3.17      10/20/15         73,128

INTEREST RATE SWAP TRANSACTIONS

                                                    Rate Type
                                           ---------------------------
                  Notional                   Payments       Payments       Unrealized
Swap               Amount    Termination   made by the    received by     Appreciation/
Counterparty        (000)        Date       Portfolio    the Portfolio   (Depreciation)
---------------   --------   -----------   -----------   -------------   -------------
Morgan Guaranty    $3,321      01/01/09       LIBOR         6.8526%      $(1,083,514)

REVERSE REPURCHASE AGREEMENTS

Broker                                    Interest Rate   Maturity      Amount
---------------------------------------   -------------   --------   -----------
JP Morgan Chase & Co.                          0.10%      12/29/06   $   443,144
JP Morgan Chase & Co.                          0.50       12/29/06       723,665
JP Morgan Chase & Co.                          3.75       12/29/06       990,985
JP Morgan Chase & Co.                          4.25       12/29/06       957,050
JP Morgan Chase & Co.                          4.60       12/29/06     1,832,851
JP Morgan Chase & Co.                          4.70       12/29/06     2,732,898
JP Morgan Chase & Co.                          5.00       12/29/06    11,852,132
                                                                     -----------
                                                                     $19,532,725
                                                                     -----------

(a)  Floating Rate Security - Security with variable or floating interest rate.

(b) Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $19,927,826.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate market value of these securities amounted to $24,536,412 or 19.2% of net assets.

(d) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2006.

(e)  Pay-In-Kind Payments (PIK)

(f)  Non-income producing security.

     Currency Abbreviations:

     Glossary:

     LIBOR - London Interbank Offered Rates

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3(a)(1)       Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial
    Officer

Date: September 20, 2006